Convertible Preferred Stock - Assumptions (Details)	Dec. 31, 2020
Preferred Stock Warrant | Minimum
Temporary Equity [Line Items]
Expected term (in years)	1 year 9 months 18 days
Preferred Stock Warrant | Maximum
Temporary Equity [Line Items]
Expected term (in years)	6 years 2 months 12 days
Preferred Stock Warrant | Expected volatility | Minimum
Temporary Equity [Line Items]
Measurement input	29.0
Preferred Stock Warrant | Expected volatility | Maximum
Temporary Equity [Line Items]
Measurement input	40.7
Preferred Stock Warrant | Risk-free interest rate | Minimum
Temporary Equity [Line Items]
Measurement input	0.1
Preferred Stock Warrant | Risk-free interest rate | Maximum
Temporary Equity [Line Items]
Measurement input	0.5
Preferred Stock Warrant | Expected dividend yield
Temporary Equity [Line Items]
Measurement input	0
Preferred A-2 Stock | Fair value
Temporary Equity [Line Items]
Measurement input	18.25
Preferred A-2 Stock | Exercise price
Temporary Equity [Line Items]
Measurement input	1.57
Preferred C-1 Stock | Fair value
Temporary Equity [Line Items]
Measurement input	20.09
Preferred C-1 Stock | Exercise price
Temporary Equity [Line Items]
Measurement input	11.74